Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,389	$ 9,205	$ 9,143
Goodwill acquired		217	57
Other	(28)	(33)	5
Goodwill, Ending Balance	9,361	9,389	9,205
Wholesale Banking and Commercial Real Estate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,648	1,605	1,605
Goodwill acquired		43	0
Other	(1)
Goodwill, Ending Balance	1,647	1,648	1,605
Consumer and Small Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,680	3,514	3,514
Goodwill acquired		166	0
Other	1
Goodwill, Ending Balance	3,681	3,680	3,514
Wealth Management and Securities Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,570	1,565	1,528
Goodwill acquired		8	37
Other	(3)	(3)
Goodwill, Ending Balance	1,567	1,570	1,565
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,491	2,521	2,496
Goodwill acquired			20
Other	(25)	(30)	5
Goodwill, Ending Balance	$ 2,466	$ 2,491	$ 2,521